Label	Element	Value
Dreyfus Select Managers Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001591556_SupplementTextBlock	April 22, 2016 DREYFUS BNY MELLON FUNDS, INC. - DREYFUS SELECT MANAGERS LONG/SHORT FUND Supplement to Summary and Statutory Prospectuses Dated March 1, 2016
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Select Managers Long/Short Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information supersedes and replaces any contrary information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary - Fees and Expenses” and “Fund Details - Management” in the fund’s statutory prospectus:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Dreyfus Select Managers Long/Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	2.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Dividend and interest expenses on securities sold short	rr_Component2OtherExpensesOverAssets	0.62%
Remainder of other expenses	rr_Component3OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.16%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.87%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 848
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,468
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,823
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	848
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,468
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,823
Dreyfus Select Managers Long/Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	2.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Dividend and interest expenses on securities sold short	rr_Component2OtherExpensesOverAssets	0.62%
Remainder of other expenses	rr_Component3OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.96%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	3.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 464
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,004
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,151
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	364
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,176
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,004
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,151
Dreyfus Select Managers Long/Short Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	2.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Dividend and interest expenses on securities sold short	rr_Component2OtherExpensesOverAssets	0.62%
Remainder of other expenses	rr_Component3OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.90%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 265
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	871
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,204
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	265
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	871
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,204
Dreyfus Select Managers Long/Short Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	2.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Dividend and interest expenses on securities sold short	rr_Component2OtherExpensesOverAssets	0.62%
Remainder of other expenses	rr_Component3OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.80%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 265
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	851
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,463
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,115
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	265
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	851
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,463
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,115

[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[2]	The Dreyfus Corporation has contractually agreed, until March 1, 2017, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, dividend and interest expenses on securities sold short, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 2.00%. On or after March 1, 2017, The Dreyfus Corporation may terminate this expense limitation at any time